Equity Investments, Changes in equity investments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Changes in equity investments [Abstract]
Beginning balance				$ 1,559				$ 1,587	$ 1,559	$ 1,587
Income from equity investments	38	32	27	46	33	52	73	58	143	216
Dividends received, gross									(147)	(208)
Contributions to joint ventures									8	0
Currency exchange effects									11	(21)
Other									9	(15)
Ending Balance	1,583				1,559				1,583	1,559
Al-Waha Petrochemicals Ltd. [Member]
Other disclosures [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in hundredths)	16.21%								16.21%
Amount of initial investment by minority in consolidated subsidiary	18								18
Description of the price of the call option									The price of the call option is the nominal value of the shares (initial $18 million investment) plus accrued interest based on LIBOR plus 40 basis points, less paid dividends.
Description of the price of the put option									The price of the put option is €1 plus the minority shareholder’s undistributed pro-rata earnings.
Redeemable noncontrolling interest	$ 21				$ 21				$ 21	$ 21